Statement of cash flows - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [Abstract]
Purchase of businesses	£ (919)	£ (117)	£ (336)
Investment in joint ventures		(1)	(1)
Deferred payments relating to prior year acquisitions	(16)	(13)	(24)
Total	£ (935)	£ (131)	£ (361)